Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 122,306	$ 115,133
Less accumulated depreciation and amortization		(78,996)	(61,347)
Premises and equipment, net	$ 44,885	43,310	53,786
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		55,132	51,060
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		28,549	25,467
Office Equipment and Other [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		13,268	12,506
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		13,049	12,926
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross		$ 12,308	$ 13,174